2. Summary of Significant Accounting Policies - Noncontrolling Interest (Details) (USD $)	12 Months Ended	15 Months Ended
	Dec. 31, 2012	Mar. 31, 2014
Accounting Policies [Abstract]
Net loss attributable to Safety Quick Lighting and Fans Corp.	$ (844,582)	$ (2,573,335)
Increase in Safety Quick Lighting and Fans Corp additional paid in capital due to sale of 4.5% ownership in Subsidiary (member units)	5,193
Decrease in Safety Quick Lighting and Fans Corp additional paid in capital due to reacquisition of 4.5% ownership in Subsidiary (member units)		(19,538)
Net transfers (to) from noncontrolling interst	5,193	(19,538)
Change from net loss attributable to Safety Quick Lighting and Fans Corp. and transfers (to) from noncontrolling interest	$ (839,389)	$ (2,592,874)